Performance Management - (Allspring Managed Account CoreBuilder® Shares - Series SP) - (Allspring CoreBuilder Shares - Series SP)	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Performance shown does not reflect the impact of the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
Class (before taxes)	12/9/2024	5.69%	-	5.65%
Class (after taxes on distributions)	12/9/2024	3.50%	-	3.43%
Class (after taxes on distributions and the sale of Fund Shares)	12/9/2024	3.34%	-	3.36%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		5.35%	-	5.05%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.30%	-	5.02%

Series SP
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Allspring Managed Account CoreBuilder® Shares - Series SP as of 12/31 each year
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: September 30, 2025
Highest Quarterly Return	1.55%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2025
Lowest Quarterly Return	1.24%
Lowest Quarterly Return, Date	Mar. 31, 2025